Related Party Transactions	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related Party Transactions
Note 17. Related Party Transactions
As of June 30, 2023, members of the Dolan family including trusts for member of the Dolan family (collectively, the “Dolan Family Group”), for purposes of Section 13(d) of the Securities Exchange Act of 1934, as amended, collectively beneficially owned 100% of the Company’s outstanding Class B Common Stock and approximately 4.3% of the Company’s outstanding Class A Common Stock (inclusive of options exercisable within 60 days of June 30, 2023). Such shares of Class A Common Stock and Class B Common Stock, collectively, represent approximately 62.2% of the aggregate voting power of Company’s outstanding common stock. Members of the Dolan family are also the controlling stockholders of Sphere Entertainment, MSG Sports and AMC Networks Inc. (“AMC Networks”).
Current Related Party Arrangements
The Company is party to the following agreements and/or arrangements with MSG Sports:

•
Sponsorship sales and service representation agreements pursuant to which the Company has the exclusive right and obligation to sell MSG Sports’ sponsorships for an initial stated term of ten years
for a commission;

•	A team sponsorship allocation agreement, pursuant to which MSG Sports receives an allocation of sponsorship and signage revenues associated with the sponsorship agreements;
•
Arena License Agreements pursuant to which the Company (i) provides MSG Sports the right to use The Garden for games of the Knicks and Rangers for a
35-year
term in exchange for venue license fees, (ii) shares revenues collected for suite licenses, (iii) operates and manages the sale of the sports teams merchandise at The Garden for a commission, (iv) operates and manages the sale of food and beverage sales and catering services during the Knicks and Rangers games for a portion of net profits (as defined under the Arena License Agreements), (v) provides day of game services, and (vi) provides other general services within The Garden;

•
A services agreement pursuant to which the Company provides certain corporate and other transition services to MSG Sports, such as information technology, security, accounts payable, payroll, tax, certain legal functions, human resources, insurance and risk management, government affairs, investor relations, corporate communications, benefit plan administration and reporting, and internal audit functions as well as certain marketing functions, in exchange for service fees. MSG Sports also provides certain services to the Company, including certain legal functions, communications, ticket, sponsorship and premium hospitality-related sales and certain operational and marketing services, in exchange for service fees;

•	A sublease agreement, pursuant to which the Company subleases office space to MSG Sports;

•
A group ticket sales representation agreement, pursuant to which the Company appointed MSG Sports as its sales and service representative to sell group ticket packages related Company events in exchange for a commission;

•
A single night rental commission agreement, pursuant to which MSG Sports may, from time to time, sell (or make referrals for sales of) licenses for the use of suites at The Garden for individual Company events in exchange for a commission;

•
MSG Sports has made market rate interest-bearin
g advances to the Company in connection with the construction of new premium hospitality suites at The Garden. The advances will be repaid (including interest) through cash receipts from the licenses for each new suite. As of June 30, 2023, MSG Sports had advanced $304 to the Company in connection with the arrangement. This advance has been recognized in Long-term debt, net of deferred financing costs in the accompanying consolidated and combined balance sheets;

•	Aircraft time sharing agreements (discussed below); and

•	Other agreements such as a trademark license agreement and certain other arrangements.
The Company is party to the following agreements and/or arrangements with Sphere Entertainment:

•
A Transition Services Agreement (“TSA”) pursuant to which the Company provides certain corporate and other transition services to Sphere Entertainment, such as information technology, security, accounts payable, payroll, tax, certain legal functions, human resources, insurance and risk management, government affairs, investor relations, corporate communications, benefit plan administration and reporting, and internal audit functions as well as certain marketing functions, in exchange for service fees. Sphere Entertainment also provides certain services to the Company, including certain studios and corporate technology services, in exchange for service fees;

•	Aircraft time sharing agreements (discussed below); and

•
Other agreements with Sphere Entertainment entered into in connection with the MSGE Distribution such as a distribution agreement, a tax disaffiliation agreement, an employee matters agreement, a stockholder and registration rights agreement, a trademark license agreement and certain other arrangements.

The Company was also party to the DDTL Facility, which provided for a $65,000 senior unsecured delayed draw term loan facility to Sphere Entertainment, which was fully drawn on July 14, 2023 and repaid by Sphere Entertainment on August 9, 2023.
In addition, the Company historically had various agreements with MSG Networks, which have historically been cash settled including an advertising sales representation agreement and a services agreement (the “MSG Networks Services Agreement”).

•
Pursuant to the advertising sales representation agreement, the Company had the exclusive right and obligation to sell advertising on behalf of MSG Networks in exchange for a commission. The Networks Advertising Sales Representation Agreement was terminated effective as of December 31, 2022.

•
Through the MSGE Distribution Date, pursuant to the MSG N
etwork
s Services Agreement, the Company also provided certain services to MSG Networks, such as information technology, accounts payable and payroll, human resources, and other corporate functions, as well as the executive support services described below, in exchange for service fees. MSG Networks also provided certain services to the Company, in exchange for service fees. Following the MSGE Distribution, the Company will continue to provide these services pursuant to the TSA with Sphere Entertainment and the MSG Networks Services Agreement is no longer in place.

Further, the Company shares certain executive support costs, including office space, executive assistants, security and transportation costs, for (i) the Company’s Executive Chairman and Chief Executive Officer with Sphere Entertainment and MSG Sports and (ii) the Company’s Vice Chairman with Sphere Entertainment, MSG Sports and AMC Networks. Prior to April 1, 2022, the Company also shared costs for Sphere Entertainment’s former President with Sphere Entertainment and MSG Sports.
The Company is a party to various aircraft arrangements:

•
Pursuant to certain Aircraft Support Services Agreements, the Company provides certain aircraft support services to (i) Charles F. Dolan, a director, and certain of his children, including James L. Dolan, the Company’s Executive Chairman, Chief Executive Officer and a director, Deborah Dolan-Sweeney, Patrick F. Dolan, Marianne Dolan Weber (a director of the Company), and Kathleen M. Dolan, and (ii) an entity controlled by Patrick F. Dolan, the son of Charles F. Dolan and brother of James L. Dolan.

•
The Company is party to reciprocal time sharing/dry lease agreements with Charles F. Dolan and Sterling2k LLC (collectively, “CFD”), an entity owned and controlled by Deborah Dolan-Sweeney, the daughter of Charles F. Dolan and the sister of James L. Dolan, pursuant to which the Company has agreed from time to time to make its aircraft available to CFD and CFD has agreed from time to time to make its aircraft available to the Company. Pursuant to the terms of the agreements, CFD may lease on a non-exclusive,
“time sharing” basis, certain Company aircraft.

•
The Company is also party to a dry lease agreement and a time sharing agreement with Brighid Air, LLC (“Brighid Air”), a company owned and controlled by Patrick F. Dolan, the son of Charles F. Dolan and the brother of James L. Dolan, pursuant to which Brighid Air has agreed from time to time to make its Bombardier BD100-1A10 Challenger 350 aircraft (the “Challenger”) available to the Company on a nonexclusive basis. In connection with the dry lease agreement, the Company also entered into a Flight Crew Services Agreement with Dolan Family Office, LLC (“DFO”), an entity owned and controlled by Charles F. Dolan, pursuant to which the Company may utilize pilots employed by DFO for purposes of flying the Challenger when the Company is leasing that aircraft under the Company’s dry lease agreement with Brighid Air.

•
Prior to December 21, 2021, the Company was also party to (i) a reciprocal time sharing/dry lease agreement with Quart 2C, LLC (“Q2C”), a company controlled by James L. Dolan and Kristin A. Dolan, his spouse, pursuant to which the Company from time to time made its aircraft available to Q2C, and Q2C, from time to time made its aircraft available to the Company, and (ii) an aircraft support services agreement with an entity controlled by James L. Dolan, pursuant to which the Company provided certain aircraft support services. These agreements were no longer effective as of December 21, 2021.

•
The Company and each of Sphere Entertainment, MSG Sports and AMC Networks are party to certain aircraft time sharing agreements, pursuant to which the Company has agreed from time to time to make aircraft available to Sphere Entertainment, MSG Sports and/or AMC Networks for lease on a “time sharing” basis. Additionally, the Company, Sphere Entertainment, MSG Sports and AMC Networks have agreed on an allocation of the costs of certain aircraft and helicopter use by their shared executives.

•
In addition to the aircraft arrangements described above, certain executives of the Company are party to aircraft time sharing agreements, pursuant to which the Company has agreed from time to time to make certain aircraft available for lease on a “time sharing” basis for personal use in exchange for payment of actual expenses of the flight (as listed in the agreement).

From time to time the Company enters into arrangements with 605, LLC (“605”). James L. Dolan, the Company’s Executive Chairman, Chief Executive Officer and a director, and his spouse, Kristin A. Dolan, own 50% of 605. Kristin A. Dolan is also the founder and
Non-Executive
Chairman of 605. 605 provides audience measurement and data analytics services to the Company and its subsidiaries in the ordinary course of business. In August 2022, a subsidiary of Sphere Entertainment entered into a three-year agreement with 605, valued at $750, covering several customer analysis projects per year in connection with events held at our venues, which was assigned to the Company in connection with the MSGE Distribution. The Company expects to engage 605 to provide additional data analytics services in the future. Pursuant to this arrangement, the Company recognized $272 of expense for the year ended June 30, 2023. No expense was recognized for Fiscal Years 2022 and 2021.
As of June 30, 2022, the Company had $637 of notes payable with respect to a loan received by BCE from its noncontrolling interest holder. The BCE Disposition was completed on December 2, 2022. As of June 30, 2023, the Com pan
y had no notes payable to related parties.
Revenues and Operating Expenses
The following table summarizes the composition and amounts of the transactions with the Company’s affiliates. The significant components of these amounts are discussed below. These amounts are reflected in revenues and operating expenses in the accompanying consolidated and combined statements of operations for Fiscal Years 2023, 2022, and 2021:

	Year Ended June 30,
	2023	2022	2021
Revenues	$105,862	$115,370	$51,657
Operating expenses (credits):
Revenue sharing expenses	19,056	17,279	558
Reimbursement under Arena License Arrangements	(22,279)	(25,827)	(9,717)
Cost reimbursement from MSG Sports	(38,473)	(38,254)	(36,502)
Cost reimbursement from Sphere Entertainment (after April 20, 2023) and Corporate allocations to Sphere Entertainment (before April 20, 2023)	(151,219)	(161,189)	(100,942)
Other operating expenses, net	3,949	4,995	4,041

Total operating expenses (credits), net (a)	$(188,966)	$(202,996)	$(142,562)

(a)
Of the total operating expenses, net, $(1,019), $(9,347) and $(930) of net credits for Fiscal Years 2023, 2022 and 2021, respectively, are included in direct operating expenses in the accompanying consolidated and combined statements of operations, and $(187,947), $ (193,649) and $(141,632) for Fiscal Years 2023, 2022 and 2021, respectively, are included as net credits in selling, general and administrative expenses.

Revenues
In Fiscal Year 2023, the Knicks and the Rangers played a total of 96 home games at The Garden and the Company recorded $68,068 of revenues under the Arena License Agreements for Fiscal Year 2023. In addition, for Fiscal Year 2023 the Company recorded revenues under sponsorship sales and service representation agreements with MSG Sports of $19,063, and merchandise sharing revenues with MSG Sports of $5,550. The Company recorded revenues under the advertising sales representation agreement with MSG Networks of $8,802 for Fiscal Year 2023. The Company also earned $2,847 of sublease revenue from related parties during Fiscal Year 2023.
In Fiscal Year 2022, the Knicks and the Rangers played a total of 98 home games at The Garden and the Company recorded $68,072 of revenues under the Arena License Agreements for Fiscal Year 2022. In addition, for Fiscal Year 2022, the Company recorded revenues under sponsorship sales and service representation agreements with MSG Sports of $17,570 and merchandise sharing revenues with MSG Sports of $4,412. The Company recorded revenues under the advertising sales representation agreement with MSG Networks of $20,878 for Fiscal Year 2022. The Company also earned $2,444 of sublease revenue from related parties during Fiscal Year 2022.
In Fiscal Year 2021, the Knicks and the Rangers played a total of 69 home games at The Garden and the Company recorded $21,345 of revenues under the Arena License Agreements for Fiscal Year 2021. In addition, for Fiscal Year 2021, the Company recorded revenues under sponsorship sales and service representation agreements with MSG Sports of $13,584. The Company recorded revenues under the advertising sales representation agreement with MSG Networks of $13,698 for Fiscal Year 2021. The Company also earned $2,450 of sublease r evenu
e from related parties during Fiscal Year 2021.
Operating Expenses
Revenue sharing expenses
Revenue sharing expenses include MSG Sports’ share of the Company’s in-venue
food and beverage sales and certain venue signage agreements.
Reimbursements under Arena License Arrangements
Fees recognized by the Company under the Arena License Agreements with MSG Sports for use of The Garden are reported as operating lease revenues in accordance with ASC Topic 842. In addition, the Company records credits to direct operating expenses as a reimbursement under the Arena License Agreements.
Cost reimbursement from MSG Sports
Per the services agreement described above, the Company’s corporate overhead expenses that are charged to MSG Sports are primarily related to centralized functions, including information technology, security, accounts payable, payroll, tax, legal, human resources, insurance and risk management, investor relations, corporate communications, benefit plan administration and reporting, and internal audit.
Corporate reimbursement from Sphere Entertainment (after April 20, 2023) and Corporate allocations to Sphere Entertainment (before April 21, 2023)
As part of the MSGE Distribution, certain corporate and operational support functions are being transferred to the Company and therefore, charges were reflected in order to burden all business units comprising Sphere Entertainment’s historical operations. Allocations of corporate overhead and shared services expense to Sphere Entertainment from the Company were recorded for corporate and operational functions based on direct usage when identifiable, with the remainder allocated on a pro rata basis of combined assets, headcount or other measures of the Company or Sphere Entertainment, which is recorded as a reduction of either direct operating expenses or selling, general and administrative expense. The aforementioned allocations for certain support functions that are provided on a centralized basis and not historically recorded at the business unit level by Sphere Entertainment related to departments such as executive management, finance, legal, human resources, government affairs, and information technology, among others. In addition, corporate allocations to Sphere Entertainment include charges to MSG Networks under the services agreement with MSG Networks prior to the MSGE Distribution.
Furthermore, for the year ended June 30, 2023, Corporate reimbursement from Sphere Entertainment amounts (after April 20, 2023) reflect charges from the Company to Sphere Entertainment under the TSA of $27,494, net of general and administrative costs charged to the Company by Sphere Entertainment.
Other Operating Expenses, net
The Company and its related parties enter into transactions with each other in the ordinary course of business. Amounts charged to the Company for other transactions with its related parties are net of amounts charged by the Comp any to the Knickerbocker Group, LLC, an entity owned by James L. Dolan, the Executive Chairman, Chief Executive Officer and a director of the Company, for office space and the cost of certain technology services. In addition, other operating expenses primarily include net charges relating to (i) reciprocal aircraft arrangements between the Company and each of Q2C and CFD, (ii) time sharing and/or dry lease agreements with MSG Sports, AMC Networks and Brighid Air, (iii) commission under the group ticket sales representation agreement with MSG Sports, and (iv) expenses for advertising and promotional services rendered by MSG Networks. The reciprocal aircraft arrangement between the Company and Q2C and the related aircraft support services arrangement between them was no longer effective as of December 21, 2021.
Other Related Party Matters
Loans Receivable from Sphere Entertainment
The Company’s captive insurance entity, Eden Insurance Company, Inc. (“Eden”), entered into a loan agreement with Sphere Entertainment (the “Eden Loan Agreement”), under which Eden granted Sphere Entertainment an unsecured loan bearing interest at a rate of LIBOR plus 350 basis points with a principal amount not exceeding $60,000. This loan is in the form of a demand promissory note, payable immediately upon order from Eden. The loan payable to the Company held by Sphere Entertainment under the Eden Loan Agreement was assigned by Sphere Entertainment to the Company in connection with the MSGE Distribution, and is eliminated in consolidation by the Company for periods subsequent to the MSGE Distribution.
During Fiscal Year 2023, Eden declared and paid dividends to Sphere Entertainment through a reduction of the loan receivable from Sphere Entertainment. During Fiscal Years 2023 and 2022, no interest or principal payments were received by Eden. Instead, the accrued but unpaid interest was added to the outstanding principal amount of the loan. The cash flows related to this loan receivable for periods prior to the MSGE Distribution are reflected as investing activities, as these balances represent amounts loaned by the Company to Sphere Entertainment. The Company recorded related party interest income of $3,177, $2,117 and $1,888 related to the Eden Loan Agreement in Fiscal Years 2023, 2022 and 2021.
On May 23, 2019, the Company entered into a subordinated credit agreement with TAO Group
Sub-Holdings,
LLC (“TAOG
Sub-Holdings”),
which was a wholly-owned subsidiary of Sphere Entertainment (the “TAO Subordinated Credit Agreement”), under which the Company granted TAOG
Sub-Holdings
a $49,000 subordinated loan. This loan had a maturity date of August 22, 2024. On June 15, 2020, the TAO Subordinated Credit Agreement was amended to provide an additional $22,000 of borrowing capacity and subsequently, the Company provided additional proceeds of $19,000 under the TAO Subordinated Credit Agreement. There are no mandatory repayments of principal until the maturity date. Subject to customary notice and minimum amount conditions, TAOG
Sub-Holdings
can voluntarily prepay outstanding loans under the TAO Subordinated Credit Agreement at any time, in whole or in part, without premium or penalty. Interest is due monthly in cash or paid-in-kind
based on the terms of the TAO Senior Credit Agreement. On June 9, 2022, Sphere Entertainment paid the full outstanding principal amount of this TAO Subordinated Credit Agreement. The cash flows related to this loan receivable are reflected as investing activities, as these balances represent amounts loaned by the Company to Sphere Entertainment. The Company recorded related party interest income of $4,420 and $4,525 related to the TAO Subordinated Credit Agreement during the Fiscal Years 2022 and 2021, respectively.
Cash Management
Prior to the MSGE Distribution, Sphere Entertainment used a centralized ap proac
h to cash management and financing of operations. The Company’s and Sphere Entertainment’s other subsidiaries’ cash was available for use and was regularly “swept” historically. Cash and cash equivalents was attributed to the Company for each of the periods presented, as such cash was held in accounts legally owned by the Company. Transfers of cash both to and from Sphere Entertainment were included as components of Sphere Entertainment’s Investment on the combined statements of equity (deficit). The main components of the net transfers (to)/from Sphere Entertainment were cash pooling/general financing activities, various expense allocations to/from Sphere Entertainment, and receivables/payables from/(to) Sphere Entertainment deemed to be effectively settled upon the distribution of the Company by Sphere Entertainment.
Sphere Entertainment Investment
Prior to the MSGE Distribution, certain significant balances and transactions among the Company and Sphere Entertainment and its subsidiaries, which include allocations of corporate general and administrative expenses, share-based compensation expense and other historical intercompany activities, were recorded as components of Equity (Deficit), except for the transactions noted above related to historically cash-settled loans between the Company and Sphere Entertainment. The changes in Sphere Entertainment Investment also included financing activities for capital transfers, cash sweeps, and other treasury services. As part of this activity, cash balances were swept to Sphere Entertainment regularly as part of the Sphere Entertainment cash management policy.